Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2012
Registrant Name	dei_EntityRegistrantName	PACE SELECT ADVISORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000930007
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 03, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 03, 2012
PACE Intermediate Fixed Income Investments (First Prospectus Summary) | PACE Intermediate Fixed Income Investments | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFAX
PACE Intermediate Fixed Income Investments (First Prospectus Summary) | PACE Intermediate Fixed Income Investments | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIICX
PACE Intermediate Fixed Income Investments (First Prospectus Summary) | PACE Intermediate Fixed Income Investments | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFYX
PACE International Fixed Income Investments (First Prospectus Summary) | PACE International Fixed Income Investments | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWFAX
PACE International Fixed Income Investments (First Prospectus Summary) | PACE International Fixed Income Investments | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWFCX
PACE International Fixed Income Investments (First Prospectus Summary) | PACE International Fixed Income Investments | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWFYX
PACE High Yield Investments (First Prospectus Summary) | PACE High Yield Investments | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHIAX
PACE High Yield Investments (First Prospectus Summary) | PACE High Yield Investments | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYCX
PACE High Yield Investments (First Prospectus Summary) | PACE High Yield Investments | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHDYX
PACE International Emerging Markets Equity Investments (Prospectus Summary) | PACE International Emerging Markets Equity Investments | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWEAX,
PACE International Emerging Markets Equity Investments (Prospectus Summary) | PACE International Emerging Markets Equity Investments | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWECX,
PACE International Emerging Markets Equity Investments (Prospectus Summary) | PACE International Emerging Markets Equity Investments | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWEYX
PACE Intermediate Fixed Income Investments (Second Prospectus Summary) | PACE Intermediate Fixed Income Investments | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCIFX
PACE Strategic Fixed Income Investments (Prospectus Summary) | PACE Strategic Fixed Income Investments | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSIX
PACE Municipal Fixed Income Investments (Prospectus Summary) | PACE Municipal Fixed Income Investments | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMNX
PACE International Fixed Income Investments (Second Prospectus Summary) | PACE International Fixed Income Investments | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGLX
PACE High Yield Investments (Second Prospectus Summary) | PACE High Yield Investments | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYPX